Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares		Ordinary shares Class A		Ordinary shares Class B	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (losses)	Total
Balance at Mar. 31, 2023		$ 1,148	[1]		[1]		$ 2,024,327	$ (79,495)	$ 1,026	$ 1,947,006
Balance (in Shares) at Mar. 31, 2023		9,261,125	[1]		[1]
Issuance of ordinary shares		$ 127	[1]		[1]		794,771			794,898
Issuance of ordinary shares (in Shares)		6,375	[1]		[1]
Share based awards to the Group			[1]		[1]		1,871,499			1,871,499
Issuance of ordinary shares pursuant to initial public offering (“IPO”), net of offering cost		$ 288	[1]		[1]		9,343,125			9,343,413
Issuance of ordinary shares pursuant to initial public offering (“IPO”), net of offering cost (in Shares)	[1]	14,375
Net loss			[1]		[1]			(4,589,478)		(4,589,478)
Foreign currency translation adjustments			[1]		[1]				(81,850)	(81,850)
Balance at Mar. 31, 2024		$ 1,563	[1]		[1]		14,033,722	(4,668,973)	(80,824)	9,285,488
Balance (in Shares) at Mar. 31, 2024		9,281,875	[1]		[1]
Share based awards to the Group			[1]		[1]		1,684,642			1,684,642
Net loss			[1]		[1]			(4,317,642)		(4,317,642)
Foreign currency translation adjustments			[1]		[1]				49,915	49,915
Balance at Mar. 31, 2025		$ 1,563	[1]		[1]		15,718,364	(8,986,615)	(30,909)	6,702,403
Balance (in Shares) at Mar. 31, 2025		9,281,875	[1]		[1]
Issuance of ordinary shares		$ 19,662	[1]		[1]		14,662,060			14,681,722
Issuance of ordinary shares (in Shares)	[1]	983,120
Share based awards to the Group		$ 590	[1]		[1]		5,294,930			5,295,520
Share based awards to the Group (in Shares)	[1]	29,500
Redesignation of ordinary shares		$ (21,815)	[1]	$ 20,890	[1]	$ 925
Redesignation of ordinary shares (in Shares)		(10,294,495)	[1]	1,044,495	[1]	9,250,000
Issuance of Class A ordinary shares			[1]	$ 4,796	[1]		5,955,204			5,960,000
Issuance of Class A ordinary shares (in Shares)	[1]			239,808
Issuance of Class A ordinary shares for assets acquisition			[1]	$ 3,562	[1]		5,696,438			5,700,000
Issuance of Class A ordinary shares for assets acquisition (in Shares)	[1]			178,125
Elimination of fractional shares in relation to the 200-for-1 reverse share split			[1]		[1]
Elimination of fractional shares in relation to the 200-for-1 reverse share split (in Shares)	[1]			(29)
Net loss			[1]		[1]			(13,838,227)		(13,838,227)
Foreign currency translation adjustments			[1]		[1]				(279,439)	(279,439)
Balance at Mar. 31, 2026			[1]	$ 29,248	[1]	$ 925	$ 47,326,996	$ (22,824,842)	$ (310,348)	$ 24,221,979
Balance (in Shares) at Mar. 31, 2026			[1]	1,462,399	[1]	9,250,000

[1]	Shares and per share data presented for all periods have been retrospectively adjusted to reflect (i) the recapitalization effected through the share allotments on April 3, 2023 and April 20, 2023, which was reflected in prior period financial statements, and (ii) the 200-for-1 reverse share split of the Company’s Class A ordinary shares effected on March 6, 2026. The reverse share split has been applied retroactively to all Class A ordinary share amounts and per share data presented herein. Class B ordinary shares were not subject to the reverse share split.